INTANGIBLE ASSETS - Schedule of Changes in Intangible Assets (Details) $ in Millions	Jun. 30, 2024 USD ($)
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 38,994
Ending balance	$ 37,172